Bank loans	6 Months Ended
Jun. 30, 2026
Bank loans
Bank loans

Note 10 — Bank loans

Outstanding balance of bank loans consisted of the following:

	Loan	Loan			Effective
	commencement	maturity	Loan	Loan	interest
	date	date	amount in	amount in	rate
As of June 30, 2026			RMB	US$
Short-term bank loans
Bank of China (a)	August 21, 2025	August 20, 2026	5,000,000	736,909	3.35%
Industrial and Commercial Bank of China (b)	March 23, 2026	March 22, 2027	3,740,000	551,208	3.00%
Agricultural Bank of China (c)	December 26, 2025	December 25, 2026	3,500,000	515,836	3.25%
Total short-term bank loans			12,240,000	1,803,953

Long-term bank loans
China Construction Bank (d)	March 21, 2025	March 21, 2028	990,000	145,908	3.05%
(a)	On August 21, 2025, Kebiao Technology obtained an RMB5,000,000 unsecured loan from Bank of China for a term of twelve months, with Mr. Yuan Li as a co-borrower, at a fixed annual interest rate of 3.35% per annum. The loan was fully repaid on August 18, 2026.
(b)	On March 23, 2026, Kebiao Technology obtained an RMB3,740,000 unsecured loan from Industrial and Commercial Bank of China for a term of twelve months, at a fixed annual interest rate of 3.00% per annum.
(c)	On December 26, 2025, Kebiao Technology obtained an RMB3,500,000 loan from Agricultural Bank of China for a term of twelve months, with Mr. Yuan Li as the guarantor, at a fixed annual interest rate of 3.25% per annum.
(d)	On March 21, 2025, Kebiao Technology obtained an RMB1,000,000 unsecured loan from China Construction Bank for a term of three years, with Mr. Yuan Li as a co-borrower, at a fixed interest rate of 3.05% per annum. The Company and Mr. Yuan Li are jointly and severally liable for the repayment of the loan. Kebiao Technology repaid RMB10,000 of loan principal for the six months ended June 30, 2026, and the outstanding principal balance was RMB990,000 as of June 30, 2026.